UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Katahdin Capital
Address:	 540 Madison Ave, Suite 30A
		 New York, NY 10022
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	August 12, 2005

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		31
Form 13F Information Table Value Total:		$109,525,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                       VALUE    SHRS OR  SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALLDISCRETION  MANAGERS   SOLE       SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------

ALLEGHANY CORP DEL           COM             017175100      2005     6750 SH            SOLE                   6750       0    0
ALLIANCE CAP MGMT HLDG L P   UNIT LTD PARTN  01855A101      5814   124400 SH            SOLE                 124400       0    0
ALTRIA GROUP INC             COM             02209S103      1229    19000 SH            SOLE                  19000       0    0
ANNALY MTG MGMT INC          COM             035710409      1951   108800 SH            SOLE                 108800       0    0
APRIA HEALTHCARE GROUP INC   COM             037933108      6707   193620 SH            SOLE                 193620       0    0
BERKSHIRE HATHAWAY INC DEL   CL B            084670207      1954      702 SH            SOLE                    702       0    0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108      1253       15 SH            SOLE                     15       0    0
CENVEO INC                   COM             15670S105      3260   431200 SH            SOLE                 431200       0    0
CITIGROUP INC                COM             172967101      3329    72019 SH            SOLE                  72019       0    0
COCA COLA CO                 COM             191216100      7252   173700 SH            SOLE                 173700       0    0
COLGATE PALMOLIVE CO         COM             194162103      7162   143500 SH            SOLE                 143500       0    0
COSTCO WHSL CORP NEW         COM             22160K105      3850    85900 SH            SOLE                  85900       0    0
DIAGEO PLC                   SPON ADR NEW    25243Q205      3789    63900 SH            SOLE                  63900       0    0
DONNELLEY R R & SONS CO      COM             257867101      2838    82224 SH            SOLE                  82224       0    0
FIDELITY NTL FINL INC        COM             316326107       453    12689 SH            SOLE                  12689       0    0
FISHER SCIENTIFIC INTL INC   COM             338032204      1610    24800 SH            SOLE                  24800       0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102      7822   298760 SH            SOLE                 298760       0    0
HELEN OF TROY CORP LTD       COM             G4388N106       919    36100 SH            SOLE                  36100       0    0
LEAR CORP                    COM             521865105      3205    88100 SH            SOLE                  88100       0    0
MARSH & MCLENNAN COS INC     COM             571748102      5554   200500 SH            SOLE                 200500       0    0
MCDERMOTT INTL INC           COM             580037109      1422    67700 SH            SOLE                  67700       0    0
MCDONALDS CORP               COM             580135101      1909    68800 SH            SOLE                  68800       0    0
MICROSOFT CORP               COM             594918104      2876   115780 SH            SOLE                 115780       0    0
MOHAWK INDS INC              COM             608190104      6518    79000 SH            SOLE                  79000       0    0
RINKER GROUP LTD             SPONSORED ADR   76687M101      3896    73380 SH            SOLE                  73380       0    0
ST PAUL TRAVELERS INC        COM             792860108      4391   111089 SH            SOLE                 111089       0    0
STATE STREET CORP            COM             857477103       338     7000 SH            SOLE                   7000       0    0
STREETTRACKS GOLD TR         GOLD SHS        863307104      3701    85200 SH            SOLE                  85200       0    0
UNITED STATES STL CORP NEW   COM             912909108       237     6900 SH            SOLE                   6900       0    0
WAL-MART STORES              COM             931142103      7640   158500 SH            SOLE                 158500       0    0
WARNACO GROUP INC            COM NEW         934390402      4644   199740 SH            SOLE                 199740       0    0


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